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                                       of
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                             Katonah, New York 10536


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                                                 July 12, 2005


The United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0309
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Jeffrey P. Riedler, Esq., Assistant Director
---------------------------------------------------

        Re:    The Sagemark Companies Ltd.
               Amendment No. 2 to Registration Statement on Form SB-2 File No. 333-123032


Dear Mr. Riedler:

         On behalf of The Sagemark Companies Ltd. (the "Company"), we enclose herewith, in electronic format, for filing under the Securities Act of 1933, as amended, Amendment No. 2 to the above captioned Registration Statement.

         Each paragraph of this letter has been numbered in the left hand margin, which numbers correspond to the numbered paragraphs in the letter of comment issued to the Company by the staff of the Commission dated June 28, 2005. We have also restated below the captions as set forth in the staff's aforementioned comment letter, with page numbers deleted. We will provide to the staff of the Commission, under separate cover, a red-lined copy of this Amendment to assist in facilitating your review.

         The additional filing fee of $47.67 payable to the Commission in connection with this Amendment will be wire transferred separately to the Commission by the Company.

Jeffrey P. Riedler, Esq.
July 12, 2005
Page 2


General
-------

1. By letter dated June 23, 2005, we filed with the Commission on a supplemental basis the requested documentary support for the applicable statements.

Selling Stockholders
--------------------

2. The Table (and the footnotes thereto) in this Section has been revised to comply with the staff's comment, inclusive of identifying those selling stockholders who or which are NASD affiliates.

3. The Table (and the footnotes thereto) in this Section has also been revised to identify the natural persons who have voting and dispositive power over the relevant selling stockholders' securities.

Business
--------

4. The PET Lease and Sublease Agreements have been filed as Exhibits with this Amendment.

Suppliers
---------

5. The Company believes that the current agreements with its FDG suppliers are not material for a number of reasons. As of this date, there are only two written agreements between the Company and its FDG suppliers. FDG is supplied to the other three of the Company's PET centers pursuant to oral agreements with FDG suppliers. The two written agreements will expire (unless extended by the Company) on September 4, 2005 and October 14, 2005, respectively. The principal reason the Company entered into such agreements at the time it established its first two PET centers was to confirm the purchase price to be paid to these suppliers for the FDG isotopes (such pricing information is considered by the Company as confidential information). The Company considers such agreements equivalent to purchase orders for such isotopes. Except for payment of the agreed upon purchase price for the isotopes, the Company has no other material obligations under these Agreements.

Statement Regarding Forward Looking Disclosure
----------------------------------------------

6.       The second paragraph under this Section has been deleted.

Jeffrey P. Riedler, Esq.
July 12, 2005
Page 3


Management's Discussion and Analysis or Plan of Operations
----------------------------------------------------------

General
-------

7. The relevant disclosure identifies Medicare/Medicaid as the governmental agency, Blue Cross/Blue Shield as the commercial health insurance carrier, and Diagnostic Radiology Network as the entity owned by Dr. Schulman.

Critical Accounting Policies
----------------------------

8. Disclosure as to long-lived assets, goodwill, and intangible asset impairment, accounting for expenses in connection with stock option and warrant issuances and accounting for income taxes has been added.

9. The Company has added the contractual allowance disclosures to the Critical Accounting Policies sections for the three month period ended March 31, 2005 as compared to the three month period ended March 31, 2004 and for the year ended December 31, 2004 as compared to the year ended December 31, 2003.

Results of Operations
---------------------

10. Disclosure that the revenue shortfall was $290,000 and that the Company anticipates recouping such shortfall by December 31, 2005 has been added.

Financial Condition - Liquidity and Capital Resources
-----------------------------------------------------

11. Disclosure has been added noting the drivers to be a decrease in management fee revenue of $182,000, an increase in consulting fees of $127,000 relating to the Company's recent private placement and marketing costs, an increase in equipment maintenance of $54,000 as warranty coverage expired, and expenses relating to the Company's Queens PET center aggregating $116,000. The Queens PET center became operational in December 2004 and did not generate revenues during the first three months of 2005.

Financial Statements
--------------------

Notes to Consolidated Financial Statements
------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------

Nature of Operations
--------------------

12. Disclosure has been added clarifying the basis of revenue recognition and identifying those costs that are deducted.

Jeffrey P. Riedler, Esq.
July 12, 2005
Page 4


13. Disclosure has been added to clarify that the management fee ceiling is based on a cumulative monthly amount.

14. Disclosure has been added indicating that the Company records management fee income at its net realizable value based upon the practice group's cash collections from imaging procedures less the amounts permitted to be retained by such group for physician and technician salaries.

(7) Notes Payable
-----------------

15. In summary, the Company contacted DVI regarding the breaches of the loan agreement noted in the December 31, 2003 10-KSB. Due to the financial condition of DVI (which filed for Chapter 11 protection under the United States Bankruptcy Code), any modifications to the existing loan agreements were considered a prohibited action. As a result, the Company was not able to obtain a written waiver of such breaches from DVI.

         Paragraph 2(e) of the Rider to Loan Documents dated May 17, 2001 provides that "the first sentence of Subsection 5.1(c) `Events of Default; Remedies' of the Loan Agreement is hereby amended and restated in its entirety to read as follows:

         If Obligor fails to observe or perform any material covenant, condition or agreement to be observed or performed hereunder or under any other Loan Documents and such failure is not cured within thirty (30) days of written notice of such failure from DVI to Obligor."

         Please note that the Rider amends the relevant provisions of the original loan agreement "Article 5 - Events of Default; Remedies," to include the word "material" in qualifying "covenant." Article 5 further provides that if a breach of the loan agreement can be cured, but it is not possible to effect the cure within the thirty day cure period, an additional thirty days will be granted to the creditor to enable it to effect such cure.

         The EITF 86-30 provides five examples by which to classify the debt based upon the subsequent application of the relevant debt covenants. Although these examples do not address the specific issue of "violating the covenant in the current period, but satisfying the covenant in subsequent periods," the Company feels that such examples provide a proper framework with respect to this matter. According to EITF 86-30, the Task Force reached a consensus that, unless facts and circumstances would indicate otherwise, the borrower should classify the obligation as noncurrent unless it is probable that the borrower will not be able to cure the default (comply with the covenant) at measurement dates that are within the next 12 months.

         Applying the framework established by EITF 86-30, to the "facts and circumstances" relating to the subject breaches of the DVI loan agreement would indicate that DVI was not concerned with the technical violation of certain financial covenants and was working with the Company. Furthermore, the Company was in communication with DVI regarding such breaches. Notwithstanding, DVI did

Jeffrey P. Riedler, Esq.
July 12, 2005
Page 5


not issue a written notice of default which, the Company believes, indicated that DVI did not consider the breach to be a "material" breach and, therefore, it did not consider the loan to be in default. The Company cured this breach during 2004.

         The Company did consider the provisions in paragraph 5(a) of FASB 78 to the extent that, DVI by not issuing a written notice of default, effectively waived its right to demand repayment of the loan with respect to such circumstances

         We will provide the Commission, under separate cover on a supplemental basis, a copy of the Company's Application for a Hardship Exemption submitted to the Office of EDGAR and Information Analysis on June 24, 2005 with respect to Exhibits 10.17 through 10.96 in Item 27 of Part II of the Amendment. To date, the Company has not received a response with respect to its request.

         If you have further questions or comments with respect to the subject Registration Statement, kindly direct them to the attention of the undersigned.


                                       Very truly yours,

                                       /s/ ROBERT L. BLESSEY
                                       -----------------------------------------
                                       ROBERT L. BLESSEY

RLB/cl
Encl.